CONSOLIDATED STATEMENTS OF OPERATIONS - JPY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Total revenues	¥ 3,475,281	¥ 3,150,790	¥ 6,827,943	¥ 6,954,057	¥ 5,409,825
Cost of revenues and operating expenses:
Selling, general and administrative expenses	1,213,238	989,222	1,960,447	1,805,490	1,822,787
Impairment loss on long-lived assets			0	0	63,211
Total cost of revenues and operating expenses	4,111,955	3,529,836	7,219,522	6,857,090	5,880,412
Operating loss	(636,674)	(379,046)	(391,579)	96,967	(470,587)
Other income (expense):
Dividend income	2	2	2	2	2
Interest income	2	1	1,111	6,072	839
Interest expense	(20,631)	(16,859)	(36,868)	(9,800)	(11,950)
Gain from sales of salons	31,793	68,783	413,678
Subsidies	13,855	10,877	21,376	20,625	27,846
Foreign exchange income			26,825	14,830	14,992
Other, net	26,883	(35,089)	(13,923)	51,078	24,377
Total other income	51,904	27,715	412,201	82,807	56,106
Loss before income tax expense	(584,770)	(351,331)	20,622	179,774	(414,481)
Income tax (benefit) expense	3,605	3,735	(94,427)	30,809	576,250
Net loss	(588,375)	(355,066)	115,049	148,965	(990,731)
Less: Net loss attributable to noncontrolling interests	6,194		(355)
Net loss attributable to shareholders of the Company	¥ (582,181)	¥ (355,066)	¥ 115,404	¥ 148,965	¥ (990,731)
Net earnings (loss) per share attributable to shareholders of the Company
Basic	¥ (118.56)	¥ (72.72)	¥ 23.64	¥ 30.54	¥ (203.13)
Diluted	¥ (118.56)	¥ (72.72)	¥ 22.34	¥ 27.23	¥ (203.13)
Weighted average shares outstanding
Basic	4,910,426	4,882,500	4,882,501	4,877,405	4,877,405
Diluted	4,910,426	4,882,500	5,166,653	5,470,655	4,877,405
Directly-operated salons
Revenues:
Total revenues	¥ 3,015,663	¥ 2,598,467	¥ 5,656,519	¥ 5,396,294	¥ 4,006,834
Cost of revenues and operating expenses:
Cost of revenue	2,653,425	2,215,200	4,552,408	4,129,240	3,281,781
Franchise
Revenues:
Total revenues	415,923	489,593	971,027	1,163,998	1,359,026
Cost of revenues and operating expenses:
Cost of revenue	156,014	269,229	523,330	645,733	691,286
Other revenues
Revenues:
Total revenues	43,695	62,730	200,397	393,765	43,965
Cost of revenues and operating expenses:
Cost of revenue	¥ 89,278	¥ 56,185	¥ 183,337	¥ 276,627	¥ 21,347